0000850364

07054361

FORM D

ORIGINAL

UNITED STATES
SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

OMB APPROVAL
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SEC MAIL PROCESSING SECTION
RECEIVED
MAY 1 0 2007
WASH, D.C.
160

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY
Prefix
Serial

DATE RECEIVED

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
COMMERCIAL PAPER 4(2) PROGRAM

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
ALLIED IRISH BANKS, p.l.c.

Address of Executive Offices (Number and Street, City, State, ZipCode)
BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Telephone Number (Including Area Code)
+353 1 660 0311

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
(if different from Executive Offices) Telephone Number (Including Area Code)

PROCESSED
MAY 3 1 2007
THOMSON
FINANCIAL

Brief Description of Business
BANK

Type of Business Organization
[X] corporation [ ] limited partnership, already formed [ ] other (please specify):
[ ] business trust [ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[0][9]	[6][6]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State:
CN for Canada; FN for other foreign jurisdiction) [FN]

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[X] Director	[ ] General and/or Managing Partner

GLEESON, DERMOT
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[X] Director	[ ] General and/or Managing Partner

SHEEHY, EUGENE
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

BURKE, ADRIAN
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

CROWLEY, KIERAN
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[X] Director	[ ] General and/or Managing Partner

DOHERTY, COLM
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

FALLON, PADRAIC M
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

GODSON, DON
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

McGUCKIAN, JOHN B
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[X] Director	[ ] General and/or Managing Partner

O'DONNELL, JOHN
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

O'LEARY, JAMES
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

SULLIVAN, MICHAEL J
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

WILMERS, ROBERT G
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

WINTER, JENNIFER
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

SOMERS, BERNARD
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

O'DRISCOLL, SEAN
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

MAHER, ANN
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

O'CONNOR, DAN
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

FORDE, DONAL
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

BHATTACHARYA, SHOM
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

TREBLE, NICK
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

O'CONNOR, GERRY
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

HACKETT, EAMONN
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

MURPHY, DONAL
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

MAHON, JILLIAN
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

MCGORMAN, GERRY
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [x] Executive Officer [ ] Director [ ] General and/or Managing Partner

KEHOE, PAUL
Full Name (Last name first, if individual)
ALLIED IRISH BANKS, p.l.c., BANKCENTRE, BALLSBRIDGE, DUBLIN 4, IRELAND
Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $500,000

3. Does the offering permit joint ownership of a single unit?.. Yes [ ] No [X]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
CREDIT SUISSE SECURITIES (USA) LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
11 MADISON AVENUE, NEW YORK, NY 10010

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
MORGAN STANLEY & CO. INCORPORATED

Business or Residence Address (Number and Street, City, State, Zip Code)
1585 BROADWAY, FLOOR 04, NEW YORK, NY 10036

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

Business or Residence Address (Number and Street, City, State, Zip Code)
4 WORLD FINANCIAL CENTER, 11TH FLOOR, NEW YORK, NEW YORK 10080

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
CITIGROUP GLOBAL MARKETS, INC.

Business or Residence Address (Number and Street, City, State, Zip Code)
388 Greenwich Avenue, 34th Floor, New York, NY 10013

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
LEHMAN BROTHERS INC.

Business or Residence Address (Number and Street, City, State, Zip Code)
745 Seventh Avenue, New York, NY 10019

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)
GOLDMAN SACHS & CO.

Business or Residence Address (Number and Street, City, State, Zip Code)
85 Broad Street, New York, NY 10004

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box __ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$10,000,000,000	$2,250,000,000
Equity	$ -0-	$ -0-
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$ -0-	$ -0-
Partnership Interests	$ -0-	$ -0-
Other (Specify_________NOT APPLICABLE______________).	$ -0-	$ -0-
Total	$10,000,000,000	$2,250,000,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	2	$2,250,000,000
Non-accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)	______________	$____________

Answer also in Appendix, Column 4, if filing under ULOE. Not applicable

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Not applicable

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	______________	$____________
Regulation A	______________	$____________
Rule 504	______________	$____________
Total	______________	$____________

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	-0-

Printing and Engraving Costs	[ ]	-0-
Legal Fees	[x]	$ 70,000
Accounting Fees	[ ]	-0-
Engineering Fees	[ ]	-0-
Sales Commissions (specify finders' fees separately)	[ ]	$400,000
Other Expenses (identify) – Issuing and Paying Agent Fees..........	[x]	$30,000
Total	[x]	$500,000

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $9,999,500,000

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $________	[ ] $______
Purchase of real estate	[ ] $________	[ ] $______
Purchase, rental or leasing and installation of machinery and equipment	[ ] $________	[ ] $______
Construction or leasing of plant buildings and facilities........	[ ] $________	[ ] $______
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $________	[ ] $______
Repayment of indebtedness	[ ] $________	[ ] $______
Working capital	[ ] $________	[ ] $______
Other (specify): General funding purposes	[x]$ 9,999,500,000	[ ] $______
____________________	[ ] $________	[ ] $______
Column Totals	[x]$ 9,999,500,000	[ ] $______
Total Payments Listed (column totals added)	[x]$ 9,999,500,000	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
ALLIED IRISH BANKS, p.l.c.	G O'Connor	1.5.07
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Gerry O' Connor	Treasurer	

Issuer (Print or Type)	Signature	Date
ALLIED IRISH BANKS, p.l.c.	[signature]	1-5-07
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Donal Murphy	TREASURER	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?	Yes	No
	[ ]	[X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239,500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
ALLIED IRISH BANKS, p.l.c.	G O'Connor	1.5.07.
Name of Signer (Print or Type)	**Title (Print or Type)**	
Gerry O'Connor	Treasurer	

Issuer (Print or Type)	Signature	Date
ALLIED IRISH BANKS, p.l.c.	[signature]	1-5-07
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Donal Murphy	Treasurer	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL		X	Up to $10bil.	-0-	-0-	0	0		X
AK		X	Up to $10bil.	-0-	-0-	0	0		X
AZ		X	Up to $10bil.	-0-	-0-	0	0		X
AR		X	Up to $10bil.	-0-	-0-	0	0		X
CA		X	Up to $10bil.	-0-	-0-	0	0		X
CO		X	Up to $10bil.	-0-	-0-	0	0		X
CT		X	Up to $10bil.	-0-	-0-	0	0		X
DE		X	Up to $10bil.	-0-	-0-	0	0		X
DC		X	Up to $10bil.	-0-	-0-	0	0		X
FL		X	Up to $10bil.	-0-	-0-	0	0		X
GA		X	Up to $10bil.	-0-	-0-	0	0		X
HI		X	Up to $10bil.	-0-	-0-	0	0		X
ID		X	Up to $10bil.	-0-	-0-	0	0		X
IL		X	Up to $10bil.	-0-	-0-	0	0		X
IN		X	Up to $10bil.	-0-	-0-	0	0		X
IA		X	Up to $10bil.	-0-	-0-	0	0		X
KS		X	Up to $10bil.	-0-	-0-	0	0		X
KY		X	Up to $10bil.	-0-	-0-	0	0		X
LA		X	Up to $10bil.	-0-	-0-	0	0		X
ME		X	Up to $10bil.	-0-	-0-	0	0		X
MD		X	Up to $10bil.	-0-	-0-	0	0		X
MA		X	Up to $10bil.	-0-	-0-	0	0		X
MI		X	Up to $10bil.	-0-	-0-	0	0		X
MN		X	Up to $10bil.	-0-	-0-	0	0		X
MS		X	Up to $10bil.	-0-	-0-	0	0		X
MO		X	Up to $10bil.	-0-	-0-	0	0		X
MT		X	Up to $10bil.	-0-	-0-	0	0		X

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
NE		X	Up to $10bil.	-0-	-0-	0	0		X
NV		X	Up to $10bil.	-0-	-0-	0	0		X
NH		X	Up to $10bil.	-0-	-0-	0	0		X
NJ		X	Up to $10bil.	-0-	-0-	0	0		X
NM		X	Up to $10bil.	-0-	-0-	0	0		X
NY		X	Up to $10bil.	2	2,250,000,000	0	0		X
NC		X	Up to $10bil.	-0-	-0-	0	0		X
ND		X	Up to $10bil.	-0-	-0-	0	0		X
OH		X	Up to $10bil.	-0-	-0-	0	0		X
OK		X	Up to $10bil.	-0-	-0-	0	0		X
OR		X	Up to $10bil.	-0-	-0-	0	0		X
PA		X	Up to $10bil.	-0-	-0-	0	0		X
RI		X	Up to $10bil.	-0-	-0-	0	0		X
SC		X	Up to $10bil.	-0-	-0-	0	0		X
SD		X	Up to $10bil.	-0-	-0-	0	0		X
TN		X	Up to $10bil.	-0-	-0-	0	0		X
TX		X	Up to $10bil.	-0-	-0-	0	0		X
UT		X	Up to $10bil.	-0-	-0-	0	0		X
VT		X	Up to $10bil.	-0-	-0-	0	0		X
VA		X	Up to $10bil.	-0-	-0-	0	0		X
WA		X	Up to $10bil.	-0-	-0-	0	0		X
WV		X	Up to $10bil.	-0-	-0-	0	0		X
WI		X	Up to $10bil.	-0-	-0-	0	0		X
WY		X	Up to $10bil.	-0-	-0-	0	0		X
PR		X	Up to $10bil.	-0-	-0-	0	0		X

END